Organization (FY) (Details)	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business acquisition, date of acquisition	Oct. 04, 2017
Number of real estate properties owned	236	235